ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED LIABILITIES [Abstract]
Accrued Liabilities
The following table sets forth the components of our accrued liabilities as of December 31, 2018 and December 31, 2017:
Accrued Liabilities
All figures in USD ‘000	2018	2017
Accrued Interest	1,274	692
Accrued Costs	1,872	684
Deferred Revenues	-	388
Total as of December 31,	3,146	1,764